Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets [Abstract]
Inventory	$ 28	$ 26
Prepaid expenses	170	126
Current tax receivables	68	65
Deferred commissions	140	127
Other current assets	104	81
Prepaid expenses and other current assets	$ 510	$ 425